15 Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Schedule of fair value of investment properties

The fair value of investment properties is measured based on the third parties’ valuation.

	As of December 31, 2019	Impairm- ent	Addit- ions	Depreci- ation	Currency translation adjustment	Transf- ers	Discontin- ued operation	As of December 31, 2020

Land	656	(10)	—	—	149	(32)	(763)	—
Buildings	2,385	(10)	6	(62)	555	(16)	(2,858)	—
Construction in progress	10	—	8	—	3	(3)	(18)	—
Total	3,051	(20)	14	(62)	707	(51)	(3,639)	—

	As of December 31, 2018	Additions	Depreciation	Business combinations	Currency translation adjustment	Transfers	As of December 31, 2019

Land	—	2	—	643	11	—	656
Buildings	—	10	(4)	2,320	44	15	2,385
Construction In Progress	—	—	—	10	—	—	10
Total	—	12	(4)	2,973	55	15	3,051

	As of December 31, 2019
	Historical cost	Accumulated depreciation	Residual value
Land	656	—	656
Buildings	2,400	(15)	2,385
Construction in progress	10	—	10
Total	3,066	(15)	3,051

Schedule of net result generated by investment properties

During December 2019, the net result generated by investment properties owned by Éxito Group are as follows:

As of December 31, 2019
Lease Revenue	31
Operating expenses related to investment properties that generate revenues	(4)
Operating expenses related to investment properties that do not generate revenues	(12)
Net revenue generated by investment properties	15